Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit/(loss) for the year	$ 745.4	$ 174.7	$ (344.8)
Other comprehensive income, net of tax	58.4	54.3	(330.0)
Items that will not be reclassified to profit or loss	49.6	(14.2)	(4.2)
Equity investments at FVOCI - Net change in fair value	50.8	8.9	(8.2)
Taxation on above item	(1.2)	(23.1)	4.0
Items that may be reclassified subsequently to profit or loss	8.8	68.5	(325.8)
Foreign currency translation adjustments	8.8	68.5	(325.8)
Total comprehensive income for the year	803.8	229.0	(674.8)
Attributable to: - Owners of the parent	781.4	215.9	(678.2)
- Non-controlling interests	22.4	13.1	3.4
Total comprehensive income for the year	$ 803.8	$ 229.0	$ (674.8)